Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Schedule of the amounts due from/to a related party

Related Party	Relationship with the Group
Ms. Haiyan Gong	Nominee shareholder of the VIEs, non-executive co-chairman of the Board of Directors, and the Company’s shareholder.
Mr. JP Gan	Member of the Board of Directors and Compensation Committee, and the chairman of Company’s Nominating and Corporate Governance Committee.